SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended
Feb. 28, 2022
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	15 years
Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	3 years
Brands [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	indefinite
Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	10 years